ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - TundraCo Net income (loss) of Equity Method Investments (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ 266	$ (189,620)	$ 50,448
Gain on disposal		27	113,170	574,941
Net (loss)/income from discontinued operations		$ 293	$ (76,450)	625,389
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	$ (5,119)			(6,511)
Voyage, charterhire and commission expenses	(10,004)			(9,396)
Administrative expenses	(16)			(89)
Depreciation and amortization	(2,955)			(7,092)
Operating (loss)/income	9,682			6,446
Interest income	0			4
Interest expense, net	(4,649)			(2,589)
Other financial items, net	(153)			(1,055)
Pre-tax (loss)/income from discontinued operations	4,880			2,806
Income taxes	0			0
(Loss)/income from discontinued operations	4,880			2,806
Gain on disposal	123,230			0
Net (loss)/income from discontinued operations	128,110			2,806
Cash sale proceeds	352,500
Net investment value	229,000
Fees incurred in relation to disposal	300
Golar LNG NB 13 Corporation | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 27,776			$ 29,534